Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net revenues	$ 338,533	$ 302,477	$ 1,353,396	$ 1,287,060	$ 1,245,842
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	128,725	113,232	473,760	453,269	436,844
General and administrative expenses (exclusive of depreciation and amortization)	66,790	59,206	242,182	230,800	231,574
Corporate expenses (exclusive of depreciation and amortization)	16,026	15,391	71,759	69,078	57,212
Depreciation and amortization	51,489	49,230	191,433	258,435	300,579
Gain on disposition of assets	(11,327)	(1,836)	(8,765)	(3,192)	(3,804)
Total Operating Expenses	251,703	235,223	970,369	1,008,390	1,022,405
Operating income	86,830	67,254	383,027	278,670	223,437
Other expense (income)
Loss on extinguishment of debt	3,142			26,023	14,345
Other-than-temporary impairment of investment				4,069
Interest income	(1)	(2)	(34)	(102)	(165)
Interest expense	30,068	24,532	98,433	105,254	146,277
Non-operating (Income) Expenses	33,209	24,530	98,399	135,244	160,457
Income before income tax expense	53,621	42,724	284,628	143,426	62,980
Income tax expense	2,307	2,008	22,058	(110,092)	22,841
Net income	51,314	40,716	262,570	253,518	40,139
Preferred stock dividends	91	91	365	365	365
Net income applicable to common stock	$ 51,223	$ 40,625	$ 262,205	$ 253,153	$ 39,774
Earnings per share:
Basic and diluted earnings per share	$ 0.53	$ 0.42
Basic earnings per share		0.42	$ 2.72	$ 2.66	$ 0.42
Diluted earnings per share		0.42	2.72	2.66	$ 0.42
Cash dividends declared per share of common stock	$ 0.75	$ 0.68	$ 2.75	$ 2.50
Weighted average common shares outstanding	96,793,244	95,704,850	96,321,578	95,218,083	94,387,230
Incremental common shares from dilutive stock options			53,552	66,043	358,285
Weighted average common shares assuming dilution	97,378,135	95,742,148	96,375,130	95,284,126	94,745,515
Statements of Comprehensive Income
Net income	$ 51,314	$ 40,716	$ 262,570	$ 253,518	$ 40,139
Other comprehensive income (loss)
Foreign currency translation adjustments	1,468	(1,610)	(3,632)	(1,413)	(2,111)
Comprehensive income	52,782	39,106	258,938	252,105	38,028
LAMAR MEDIA CORP [Member]
Net revenues	338,533	302,477	1,353,396	1,287,060	1,245,842
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	128,725	113,232	473,760	453,269	436,844
General and administrative expenses (exclusive of depreciation and amortization)	66,790	59,206	242,182	230,800	231,574
Corporate expenses (exclusive of depreciation and amortization)	15,933	15,303	71,426	68,733	56,877
Depreciation and amortization	51,489	49,230	191,433	258,435	300,579
Gain on disposition of assets	(11,327)	(1,836)	(8,765)	(3,192)	(3,804)
Total Operating Expenses	251,610	235,135	970,036	1,008,045	1,022,070
Operating income	86,923	67,342	383,360	279,015	223,772
Other expense (income)
Loss on extinguishment of debt	3,142			26,023	14,345
Other-than-temporary impairment of investment				4,069
Interest income	(1)	(2)	(34)	(102)	(165)
Interest expense	30,068	24,532	98,433	105,254	146,277
Non-operating (Income) Expenses	33,209	24,530	98,399	135,244	160,457
Income before income tax expense	53,714	42,812	284,961	143,771	63,315
Income tax expense	2,307	2,008	22,058	(143,264)	22,977
Net income	51,407	40,804	262,903	287,035	40,338
Statements of Comprehensive Income
Net income	51,407	40,804	262,903	287,035	40,338
Other comprehensive income (loss)
Foreign currency translation adjustments	1,468	(1,610)	(3,632)	(1,413)	(2,111)
Comprehensive income	$ 52,875	$ 39,194	$ 259,271	$ 285,622	$ 38,227